Provisions for return conditions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions for return conditions
(19)	Provisions for return conditions
For certain operating leases, the Group is contractually obligated to return the aircraft in a predefined condition. The Group accrues for restitution costs related to aircraft held under operating leases at the time the asset does not meet the return conditions criteria and throughout the remaining duration of the lease.
Provisions for return conditions as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018

Current	$21,963	$2,475
Non – current	122,425	127,685

Total	$144,388	$130,160

Changes in provisions for return conditions as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018

Balances at beginning of year	$130,160	$163,192
Provisions made	65,671	43,705
Provisions reverse (1)	(49,557)	(70,797)
Provisions used	(1,886)	(5,940)

Balances at end of year	$144,388	$130,160

(1)
In 2019 provisions for return conditions, there are an increase in maintenance reserves, mainly explained by changes in the schedule of maintenance visits, incorporation of aircraft and start of provision of spare engines, update of the present value of the provision and extensions of contracts.